ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Notes)	3 Months Ended
Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE LOSS

The following table sets forth the balance in accumulated other comprehensive loss for the period indicated:

	Unrealized Gains (Losses) on Risk- Management Assets/Liabilities (a)	Pension and Postretirement Benefit Plan Obligations (a) (b)	Unrealized Gains (Losses) on Risk- Management Assets/Liabilities of Unconsolidated Affiliates (a)	Accumulated Other Comprehensive Loss (a)
	(Thousands of dollars)
January 1, 2017	$(52,155)	$(101,236)	$(959)	$(154,350)
Other comprehensive income (loss) before reclassifications	7,491	3	73	7,567
Amounts reclassified from accumulated other comprehensive loss	5,658	2,038	25	7,721
Net current period other comprehensive income (loss) attributable to ONEOK	13,149	2,041	98	15,288
March 31, 2017	$(39,006)	$(99,195)	$(861)	$(139,062)
(a) All amounts are presented net of tax.
(b) Includes amounts related to supplemental executive retirement plan.

The following table sets forth the effect of reclassifications from accumulated other comprehensive loss in our Consolidated Statements of Income for the periods indicated:

Details about Accumulated Other Comprehensive Loss Components	Three Months Ended		Affected Line Item in the Consolidated Statements of Income
	March 31,
	2017	2016
	(Thousands of dollars)
Unrealized gains (losses) on risk-management assets/liabilities
Commodity contracts	$(15,319)	$14,499	Commodity sales revenues
Interest-rate contracts	(5,329)	(4,698)	Interest expense
	(20,648)	9,801	Income before income taxes
	3,365	(1,276)	Income tax expense
	(17,283)	8,525	Net income
Noncontrolling interests	(11,625)	6,280	Less: Net income attributable to noncontrolling interests
	$(5,658)	$2,245	Net income attributable to ONEOK

Pension and postretirement benefit plan obligations (a)
Amortization of net loss	$(3,812)	$(2,998)
Amortization of unrecognized prior service cost	415	415
	(3,397)	(2,583)	Income before income taxes
	1,359	1,033	Income tax expense
	$(2,038)	$(1,550)	Net income attributable to ONEOK

Unrealized gains (losses) on risk-management assets/liabilities of unconsolidated affiliates
	$(96)	$—	Equity in net earnings from investments
	15	—	Income tax expense
	(81)	—	Net income
Noncontrolling interests	(56)	—	Less: Net income attributable to noncontrolling interests
	$(25)	$—	Net income attributable to ONEOK

Total reclassifications for the period attributable to ONEOK	$(7,721)	$695	Net income attributable to ONEOK
(a) These components of accumulated other comprehensive loss are included in the computation of net periodic benefit cost. See Note I for additional detail of our net periodic benefit cost.